Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2024
Disclosure Of Inventories [Abstract]
Inventory write-down	€ 2.9	€ 5.6